T. ROWE PRICE Large-Cap Growth Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 24.7%
Entertainment 3.6%
Live Nation Entertainment (1) 708,100 59,941
Netflix (1) 787,774 410,950
Sea, ADR (1) 278,759 62,227
Spotify Technology (1) 1,000,829 268,172
801,290
Interactive Media & Services 21.1%
Alphabet, Class A (1) 684,980 1,412,785
Alphabet, Class C (1) 264,034 546,189
Facebook, Class A (1) 4,379,749 1,289,967
IAC/InterActiveCorp (1) 809,232 175,045
Match Group (1) 1,459,657 200,528
Pinterest, Class A (1) 954,605 70,669
Snap, Class A (1) 9,514,404 497,508
Tencent Holdings, ADR  5,447,688 434,726
4,627,417
Total Communication Services 5,428,707
CONSUMER DISCRETIONARY 20.4%
Auto Components 1.3%
Aptiv 2,039,593 281,260
281,260
Hotels, Restaurants & Leisure 3.2%
Airbnb, Class B, Acquisition Date: 4/16/14 - 7/14/15,
Cost $37,546 (1)(2) 1,248,676 222,942
Booking Holdings (1) 99,642 232,150
Chipotle Mexican Grill (1) 87,509 124,335
DraftKings , Class A (1) 2,067,701 126,812
706,239
Internet & Direct Marketing Retail 11.0%
Alibaba Group Holding, ADR (1) 1,631,808 369,980
Amazon.com (1) 613,000 1,896,671
Coupang  (1) 959,665 47,359
DoorDash , Class A (1) 132,923 17,430
DoorDash , Class A, Acquisition Date: 6/17/20, Cost $3,984 (1)(2) 86,784 10,811
Farfetch , Class A (1) 1,634,152 86,643
2,428,894
Multiline Retail 1.1%
Dollar General  1,243,373 251,932
251,932

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Specialty Retail 2.5%
Carvana  (1) 642,024 168,467
Ross Stores  3,100,989 371,840
540,307
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica  (1) 444,877 136,448
NIKE, Class B  1,095,800 145,621
282,069
Total Consumer Discretionary 4,490,701
FINANCIALS 1.8%
Capital Markets 1.8%
Charles Schwab  1,727,604 112,605
Goldman Sachs Group  328,600 107,452
S&P Global  351,752 124,123
XP, Class A (1) 1,253,679 47,226
Total Financials 391,406
HEALTH CARE 13.4%
Biotechnology 1.4%
Incyte  (1) 1,259,780 102,383
Vertex Pharmaceuticals (1) 963,387 207,022
309,405
Health Care Equipment & Supplies 4.1%
Becton Dickinson & Company  604,004 146,864
Intuitive Surgical (1) 464,917 343,546
Stryker  1,698,030 413,606
904,016
Health Care Providers & Services 7.2%
Anthem  280,300 100,614
Centene  (1) 1,971,356 125,989
Cigna  2,189,825 529,368
HCA Healthcare  1,117,659 210,500
Humana  423,918 177,728
UnitedHealth Group  1,152,351 428,755
1,572,954
Life Sciences Tools & Services 0.7%
Avantor  (1) 5,596,376 161,903
161,903
Total Health Care 2,948,278

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 1.9%
Machinery 0.9%
Ingersoll Rand (1) 3,997,739 196,729
196,729
Professional Services 0.6%
CoStar Group (1) 170,327 139,990
139,990
Road & Rail 0.4%
Norfolk Southern  339,570 91,181
91,181
Total Industrials & Business Services 427,900
INFORMATION TECHNOLOGY 33.4%
IT Services 10.2%
Affirm Holdings (1) 88,830 6,282
Fidelity National Information Services  784,851 110,358
Global Payments  3,698,831 745,610
MongoDB (1) 368,343 98,506
PayPal Holdings (1) 1,744,365 423,602
Shopify, Class A (1) 20,446 22,623
Snowflake, Class A (1) 106,550 24,430
Stripe, Class B, Acquisition Date: 12/17/19, Cost $6,740 (1)(2)(3) 429,606 17,214
Visa, Class A  3,743,506 792,613
2,241,238
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices (1) 1,405,400 110,324
ASML Holding  627,597 387,453
497,777
Software 16.9%
Fortinet (1) 1,092,149 201,414
Intuit  1,423,310 545,213
Microsoft  7,427,195 1,751,110
salesforce.com (1) 1,872,915 396,815
ServiceNow  (1) 503,539 251,825
Splunk  (1) 1,451,915 196,706
Synopsys (1) 689,938 170,953
Uipath , Class A, Acquisition Date: 12/11/20, Cost $5,248 (1)(2)(3) 180,379 11,233
Vimeo, Class A, Acquisition Date: 1/25/21, Cost $11,591 (1)(2)(3) 357,639 11,923
Workday, Class A (1) 255,800 63,548
Zoom Video Communications, Class A (1) 334,948 107,615
3,708,355

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 4.0%
Apple  7,132,660 871,254
871,254
Total Information Technology 7,318,624
UTILITIES 0.6%
Electric Utilities 0.6%
NextEra Energy  1,759,732 133,053
Total Utilities 133,053
Total Common Stocks (Cost $9,090,665) 21,138,669
CONVERTIBLE PREFERRED STOCKS 3.4%
CONSUMER DISCRETIONARY 2.2%
Automobiles 2.2%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $48,920 (1)(2)(3) 4,553,218 167,786
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $106,688 (1)(2)(3) 6,887,531 253,806
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $50,390 (1)(2)(3) 1,367,440 50,390
Total Consumer Discretionary 471,982
INFORMATION TECHNOLOGY 1.1%
Communications Equipment 0.0%
Magic Leap, Series C, Acquisition Date: 1/20/16, Cost $16,738 (1)
(2)(3) 726,712 1,674
Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $5,850 (1)
(2)(3) 216,680 585
2,259
Software 1.1%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $14,738 (1)(2)(3) 1,594,980 31,352
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(2)(3) 2,118,369 27,654
Rappi , Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(2)(3) 401,388 23,981
Uipath , Series D-1, Acquisition Date: 4/26/19, Cost $22,196 (1)(2)
(3) 1,692,123 105,378
Uipath , Series D-2, Acquisition Date: 4/26/19, Cost $3,727 (1)(2)
(3) 284,139 17,695
Uipath , Series E, Acquisition Date: 7/9/20, Cost $685 (1)(2)(3) 36,827 2,294
Uipath , Series F, Acquisition Date: 2/2/21, Cost $18,324 (1)(2)(3) 294,230 18,323

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Waymo , Series A-2, Acquisition Date: 5/8/20, Cost $16,211 (1)(2)
(3) 188,785 16,211
242,888
Total Information Technology 245,147
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(2)
(3) 410,238 16,932
Total Materials 16,932
Total Convertible Preferred Stocks (Cost $373,034) 734,061
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 72,180,037 72,180
Total Short-Term Investments (Cost $72,180) 72,180
Total Investments in Securities 99.9%
(Cost $9,535,879) $ 21,944,910
Other Assets Less Liabilities 0.1% 23,285
Net Assets 100.0% $ 21,968,195
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,008,184 and represents 4.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 15+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 108,415  ¤  ¤ $ 72,180^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $72,180.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Large-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Large-Cap Growth Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $323,504,000 for the period ended
March 31, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,864,546 $ 233,753 $ 40,370 $ 21,138,669
Convertible Preferred Stocks — — 734,061 734,061
Short-Term Investments 72,180 — — 72,180
Total $ 20,936,726 $ 233,753 $ 774,431 $ 21,944,910

T. ROWE PRICE Large-Cap Growth Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 11,988 $ 16,791 $ 11,591 $ 40,370
Convertible Preferred Stocks 332,253 306,713 95,095 734,061
Total $ 344,241 $ 323,504 $ 106,686 $ 774,431
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 40,370 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 734,061 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
90% 90% Decrease

T. ROWE PRICE Large-Cap Growth Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F1232-054Q1 03/21